PROPERTY, PLANT AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, plant and equipment

At March 31, 2018 and December 31, 2017, property and equipment consisted of the following:

	Useful life	March 31, 2018	December 31, 2017
Laboratory equipment	5 Years	$122,837	$3,685
Office equipment and furniture	3 – 10 Years	31,954	31,440
Leasehold improvement	1.75 Years	25,407	24,551
		180,198	59,676
Less: accumulated depreciation		(21,783)	(11,647)
		$158,415	$48,029

At December 31, 2017 and 2016, property, plant and equipment consisted of the following:

	Useful life	December 31, 2017	December 31, 2016
Laboratory equipment	5 Years	$3,685	$—
Office equipment and furniture	3 – 10 Years	31,440	320
Leasehold improvement	1.75 Years	24,551	—
		59,676	320
Less: accumulated depreciation		(11,647)	(25)
		$48,029	$295